Condensed Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Interest and dividend income
Interest and fees on loans	$ 2,719	$ 2,930	$ 8,289	$ 8,855	$ 11,731	$ 12,137
Securities:
Taxable	241	254	710	774	989	1,034
Exempt from federal income tax	82	110	283	332	437	529
Federal Home Loan Bank dividends and other	38	27	117	87	121	100
Total interest and dividend income	3,080	3,321	9,399	10,048	13,278	13,800
Interest expense
Deposits	426	487	1,343	1,560	2,041	2,865
Federal Home Loan Bank advances and other borrowed funds	89	101	286	301	399	468
Subordinated debentures	19	17	58	53	71	72
Total interest expense	534	605	1,687	1,914	2,511	3,405
Net interest income	2,546	2,716	7,712	8,134	10,767	10,395
Provision for loan losses	180	173	1,137	2,867	6,171	8,340
Net interest after provision for loan losses	2,366	2,543	6,575	5,267	4,596	2,055
Non-interest income
Service charges on deposit accounts	98	108	289	323	423	500
Gain on sale of loans	229	126	609	467	722	825
Gain on sale of securities			141	104	104	139
Write-down on foreclosed assets and other real estate owned			(424)	(255)	(901)	(468)
Gain (loss) on sale of foreclosed assets	(25)	(33)	(20)	(28)	69	(3)
Increase in cash surrender value of bank-owned life insurance			180	182	243	239
Other non-interest income	256	272	800	809	957	582
Total non-interest income	558	473	1,395	1,420	1,617	1,814
Non-interest expense
Salaries and employee benefits	1,548	1,402	4,361	4,264	5,632	5,575
Net occupancy and equipment expense	313	345	962	1,037
Net occupancy expense					880	869
Equipment expense					498	507
Data processing expense	317	300	930	889	1,185	1,102
Advertising, promotions, and marketing	81	72	218	188	277	296
Professional fees	254	255	778	770	1,053	928
FDIC insurance premiums	319	296	912	829	1,217	746
Other real estate owned expenses	141	134	412	394	511	546
Other operating expenses	335	325	1,033	939	1,309	1,239
Total non-interest expense	3,308	3,129	9,606	9,310	12,562	11,808
Loss Before Income Tax Expense or Benefit and Undistributed Loss of the Bank	(384)	(113)	(1,636)	(2,623)	(6,349)	(7,939)
Income tax expense (benefit)	(30)	(112)	(56)	(482)	4,657	(3,365)
Net Loss	(354)	(1)	(1,580)	(2,141)	(11,006)	(4,574)
Preferred stock dividend and accretion	(114)	(113)	(339)	(335)	(447)	(444)
Loss available to common shareholders	$ (468)	$ (114)	$ (1,919)	$ (2,476)	$ (11,453)	$ (5,018)
Loss per share
Basic	$ (0.38)	$ (0.09)	$ (1.54)	$ (1.99)	$ (9.20)	$ (4.03)
Diluted	$ (0.38)	$ (0.09)	$ (1.54)	$ (1.99)	$ (9.20)	$ (4.03)
Average shares outstanding basic	1,245,267	1,245,267	1,245,267	1,245,267	1,245,267	1,245,267
Average shares outstanding diluted	1,245,267	1,245,267	1,245,267	1,245,267	1,245,627	1,245,267
Dividends per share	$ 0.00	$ 0.00	$ 0.00	$ 0.00